Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

	2013 Quarter [3]
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$13,210	$14,621	$13,423	$14,402
Less: Revenues	(726)	(735)	(745)	(756)
Sales	12,484	13,886	12,678	13,646
Cost of goods sold	9,639	10,773	9,774	10,541
Gross margin	2,845	3,113	2,904	3,105
Profit [1]	$880	$960	$946	$1,003
Profit per common share	$1.34	$1.48	$1.48	$1.57
Profit per common share–diluted [2]	$1.31	$1.45	$1.45	$1.54

	2012 Quarter [3]
	1st	2nd	3rd	4th
Sales and revenues	$15,981	$17,374	$16,445	$16,075
Less: Revenues	(693)	(690)	(706)	(718)
Sales	15,288	16,684	15,739	15,357
Cost of goods sold	11,237	12,280	11,639	11,899
Gross margin	4,051	4,404	4,100	3,458
Profit [1,4]	$1,586	$1,699	$1,699	$697
Profit per common share [4]	$2.44	$2.60	$2.60	$1.07
Profit per common share–diluted [2,4]	$2.37	$2.54	$2.54	$1.04

[1]	Profit attributable to common stockholders.

[2]	Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3]	See Note 24 - Acquisitions and Note 26 - Divestitures and Assets held for sale for additional information.

[4]	The fourth quarter 2012 includes a goodwill impairment charge related to Siwei of $580 million.